Expense Example - Prospectus-Retirement Class - Payden/Kravitz Cash Balance Plan Fund - Retirement Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	$ 2,062